SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Oct. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income		$ 10,147,465	$ (23,660,913)	$ (30,706,599)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		2,359,471	876,560	727,213
Changes in assets and liabilities:
Accounts receivable		(12,578,516)	(9,622,450)	(1,807,077)
Accrued expenses and other current liabilities		430,326	897,784	1,071,541
Other non-current liabilities		892,551
Net cash (used in) provided by operating activities		23,106,005	(28,049,152)	(28,435,452)
Investing activities:
Net cash used in investing activities		(3,655,042)	(1,758,412)	(831,393)
Financing activities:
Proceeds from issuance of preferred shares			20,000,000	46,000,000
Issuance of ordinary shares for initial public offering ("IPO")	$ 45,100,000	45,930,274
Repurchase of ordinary shares			(1,451,616)
Net cash provided by financing activities		40,169,171	14,401,620	51,306,960
Net (decrease) increase in cash, cash equivalents, and restricted cash		59,620,134	(15,405,944)	22,040,115
Cash, cash equivalents, and restricted cash at beginning of year		27,026,240	41,344,623	19,845,488
Cash, cash equivalents, and restricted cash at end of year		84,859,915	27,026,240	41,344,623
Parent company | Reportable legal entities
Cash flows from operating activities:
Net (loss) income		10,147,465	(23,660,913)	(30,706,599)
Equity in losses (income) of subsidiaries, VIEs and VIEs' subsidiaries		(12,435,637)	23,844,218	26,403,415
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		2,359,471	876,560	727,213
Changes in assets and liabilities:
Accounts receivable		(1,251)	(163)	(2,033)
Accrued expenses and other current liabilities		163,305	(10,000)	10,000
Other receivables, deposits and other assets		(3,432)
Other non-current liabilities		604,630
Net cash (used in) provided by operating activities		834,551	1,049,702	(3,568,004)
Investing activities:
Investment in Subsidiaries		19,890,000	(21,500,000)
Advances to Subsidiaries and VIEs		(54,418,121)	(252,465)	(37,291,793)
Net cash used in investing activities		(34,528,121)	(21,752,465)	(37,291,793)
Financing activities:
Proceeds from issuance of preferred shares			20,000,000	46,000,000
Issuance of ordinary shares for initial public offering ("IPO")		45,930,274
Cash paid for other financing activities			(3,451,616)
Repurchase of ordinary shares		(2,499,167)
Net cash provided by financing activities		43,431,107	16,548,384	46,000,000
Net (decrease) increase in cash, cash equivalents, and restricted cash		9,737,537	(4,154,379)	5,140,203
Cash, cash equivalents, and restricted cash at beginning of year		1,307,136	5,461,515	321,312
Cash, cash equivalents, and restricted cash at end of year		$ 11,044,673	$ 1,307,136	$ 5,461,515